Significant Accounting Policies - Schedule of Summary of Calculation of Unaudited Basic and Diluted Net Loss Per Common Share (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Numerator:
Net loss	$ (9,051,000)	$ (1,489,000)	$ (29,551,000)	$ (3,988,000)	$ (6,365,530)	$ (2,572,690)
Series A Preferred Stock Dividends		(563,000)	(1,089,000)	(866,000)	(1,435,723)
Net loss attributable to common shareholders	$ (9,051,000)	$ (2,052,000)	$ (30,640,000)	$ (4,854,000)	$ (7,801,253)	$ (2,572,690)
Denominator:
Weighted-average common shares outstanding	40,521,224	5,485,221	18,909,025	5,459,226
Less: weighted-average unvested common shares subject to repurchase	(2,191,198,000)		(1,525,179,000)
Weighted-average shares used to compute net loss per share attributable to common stockholders, basic and diluted	38,330,026	5,485,221	17,383,846	5,459,226	5,473,384	5,314,214
Net loss per common share attributable to common stockholders, basic and diluted	$ (0.24)	$ (0.37)	$ (1.76)	$ (0.89)	$ (1.43)	$ (0.48)